Share capital and reserves - Ordinary Shares (Details) - Ordinary shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)	194.5	174.2
Shares issued in the year	7.6	20.3
Shares repurchased in the year	29.9
Number of shares outstanding, ending balance (in shares)	172.2	194.5